SHORT-TERM DEBT	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
SHORT-TERM DEBT

NOTE 12 – SHORT-TERM DEBT

On July 28, 2014 one of the Company’s subsidiaries executed a promissory note for $249,000 for the purchase of real estate (also see Note 7). The note matures on January 30, 2015 and bears 12.0% interest annually. The interest is payable monthly starting August 1, 2014 with a final, sixth payment on January 1, 2015. In the event of a default, as defined, the interest rate increases to 18%, there is a one time 5% late charge on the principal balance, and the note can be accelerated. Subsequent to December 31, 2014, the Company was in default of the repayment terms, and the note terms were modified. (see Note 20).

The other portion of the notes payable balance represents the outstanding balance in the amount of $12,434 for product liability insurance. The financing of product liability insurance bears 5.99% interest and is payable in monthly payments of $2,524 for nine months with the first payment due on September 5, 2014 and the last payment due on May 5, 2015.

The notes payable to related parties bear no interest.

The December 31, 2013 balance of the $75,000 note payable to an unrelated third party was paid in full during 2014.